TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS PAYABLE
TRADE ACCOUNTS PAYABLE

NOTE 14 – TRADE ACCOUNTS PAYABLE

	2019	2018
Trade accounts payable - domestic market	2,701,246	3,368,834
Trade accounts payable - debtor risk	376,093	215,998
Trade accounts payable - intercompany	4,283	7,400
Trade accounts payable - imports	681,146	742,822
	3,762,768	4,335,054